Credit Facilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Debt Disclosure [Abstract]
Credit Facilities

Note 9—Credit Facilities

Long-term debt consists of the following:

	March 31, 2017	December 30, 2016
Term loan facility	$39,830	$39,830
Less unamortized debt issuance costs	(1,754)	(1,886)

Total long-term debt	38,076	37,944
Less current portion	—	—

Total long-term debt, net of current portion	$38,076	$37,944

2015 Credit Facility

On August 11, 2015, the Company and its subsidiaries entered into a new $55,000 term loan facility and $20,000 revolving credit facility (collectively, the “2015 Credit Facility”) with a syndicate of lenders and repaid all outstanding indebtedness under the prior $50,000 term loan facility and $25,000 revolving credit facility. The 2015 Credit Facility also includes a letter of credit subfacility under the revolving credit facility.

Interest is charged at either the Base Rate or the Eurodollar rate (as such terms are defined in the agreement governing the 2015 Credit Facility) at the option of the Company, plus an applicable margin. The Base Rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.5%, or iii) the Eurodollar Rate plus 1.00%. The applicable margin on Base Rate and Eurodollar Rate loans is 3.00% and 4.00%, per annum, respectively. Interest payments on the outstanding principal balance are due quarterly if loans are made under the Base Rate. Interest payments are due on the last day of the applicable interest period under Eurodollar Rate loans. As of March 31, 2017, the term loan facility bore interest at the Eurodollar rate option at 5.00%.

Note 9—Credit Facilities

Long-term debt consists of the following:

	December 30, 2016	December 25, 2015
2015 Credit Facility
Term loan	$39,830	$—
2011 Credit Facility
Term loan A	—	55,000
Revolving commitment	—	10,000

Total principal amount of long-term debt	39,830	65,000
Less unamortized debt issuance costs	(1,886)	(2,412)

Total long-term debt	37,944	62,588
Less current portion	—	(4,550)

Total long-term debt, net of current portion	$37,944	$58,038

Maturities of long-term debt consist of the following:

Future maturities of long-term debt
2017	$—
2018	—
2019	—
2020	39,830

$39,830

2015 Credit Facility

On August 11, 2015, the Company and its subsidiaries entered into a new $55,000 term loan facility and $20,000 revolving credit facility (collectively, the “2015 Credit Facility”) with a syndicate of lenders and repaid all outstanding indebtedness under the prior $50,000 term loan facility and $25,000 revolving credit facility discussed below. The 2015 Credit Facility also includes a letter of credit subfacility under the revolving credit facility.

The Company recorded $2,631 in debt issuance costs associated with the 2015 Credit Facility and is amortizing this balance over the term of the facility to interest expense. The company wrote off previously existing debt issuance costs related to the old credit facility resulting in an extinguishment loss of $470, which is included within interest expense in the accompanying financial statements.

In April 2016, the Company acquired Ajax-United Patterns & Molds, Inc. (see Note 2—Ajax-United Patterns & Molds, Inc. Acquisition). To fund the acquisition, the Company amended the 2015 Credit Facility and increased the term loan facility by $15,000 and drew an additional $4,000 on the revolving credit facility.

The 2015 Credit Facility is secured by all tangible and intangible assets of the Company and includes customary representations, warranties, and covenants. Additionally, the Company is required to maintain a fixed charge coverage ratio of 1.25 : 1 measured quarterly, and a consolidated leverage ratio as noted below:

Four Fiscal Quarters Ending	Maximum consolidated leverage ratio
December 30, 2016 through September 29, 2017	2.50 : 1
December 29, 2017 through September 28, 2018	2.25 : 1
December 28, 2018 through June 26, 2020	2.00 : 1

Interest is charged at either the Base Rate or the Eurodollar rate at the option of the Company, plus an applicable margin. The Base Rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.5%, or iii) the Eurodollar Rate plus 1.00%. The applicable margin on Base Rate and Eurodollar Rate loans is 3.00% and 4.00%, per annum, respectively. Interest payments on the outstanding principal balance are due quarterly if loans are made under the Base Rate. Interest payments are due on the last day of the applicable interest period under Eurodollar Rate loans.

The Company may borrow up to $55,000 under the new term loan facility. Principal payments are due on a quarterly basis, however, the $25,000 payment made using proceeds from our IPO in December 2016 was treated as a pre-payment, and therefore the Company is not required to make quarterly principal payments until the maturity date in August 2020, at which point any remaining principal is due. As of December 30, 2016, the term loan facility bore interest at the Eurodollar rate option at 5.00%.

Under the revolving credit facility, the Company is able to borrow an amount equal to the lesser of i) $5,000 and ii) the revolving credit facility under a swingline loan. The borrowing availability under the swingline loan is a sublimit to the revolving commitment. There were no borrowings outstanding under the revolving credit facility at December 30, 2016.

2011 Credit Facility

On December 30, 2011, the Company and its subsidiaries executed a $75,000 senior secured credit facility, as amended (the “2011 Credit Facility”), with a syndicate of lenders. The 2011 Credit Facility consisted of a $15,000 term loan (“term loan A”), a $35,000 term loan (“term loan B”), and a $25,000 revolving commitment with a letter of credit subfacility. The Company paid a commitment fee equal to 0.375% per annum on the unused portion of the Facility. The Company recorded $1,332 in debt financing fees associated with the Facility, and amortized this balance over the term of the Facility to interest expense. The Facility was secured by all tangible and intangible assets of the Company.

The 2011 Credit Facility contained prepayment provisions in the event of certain actions, including but not limited to, a qualifying initial public offering, new indebtedness, and proceeds from asset sales and upon earning excess cash flows, as defined in the 2011 Credit Facility agreement. The 2011 Credit Facility contained customary representations, warranties, and covenants. The 2011 Credit Facility was replaced on August 11, 2015.

Interest was charged at either the ABR rate or the Eurodollar rate at the option of the Company, plus an applicable margin. The ABR rate is equal to the higher of i) the Prime Rate, ii) the Federal Funds Effective rate plus 0.50%, or iii) 4.00%. The applicable margin for term loan A on ABR rate loans and Eurodollar rate loans was 0.50% and 3.00%, per annum, respectively. The applicable margin for term loan B and the revolving commitment on ABR rate loans and Eurodollar rate loans was 0.50% and 3.00%, per annum, respectively. Interest payments on the outstanding principal balance are due monthly if borrowings are under the ABR rate. Interest payments are due on the last day of the applicable interest period under Eurodollar rate loans.